Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (29,216)	$ (25,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	392	260
Amortization of right of use assets	864	(7)
Amortization of debt discount and financing costs	432	123
Stock-based compensation	4,809	4,522
Change in fair value of debt, other liabilities, and derivatives	(1,178)	2,125
Series B convertible preferred stock financing costs	2,680
Debt extinguishment	471
Disposal of fixed assets	5
Legal settlement with shares of common stock		1,621
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,219)	170
Accounts payable	(6,170)	1,624
Accrued expenses and other current liabilities	1,275	1,775
Other noncurrent liabilities	1,500
Operating lease right of use liability	(628)
Net cash used in operating activities	(26,983)	(13,214)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of machinery and equipment	(585)	(428)
Cash assumed in connection with the FLAG Merger	9
Security deposits, net	98	(66)
Net cash used in investing activities	(478)	(494)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	281	114
Proceeds from Non-Redemption and PIPE Agreements	2,763
Proceeds from simple agreements for future equity (SAFE)	2,760	8,100
Related party proceeds from SAFE		2,550
Proceeds from issuance of term notes payable	1,250	500
Related party proceeds from issuance of term notes payable	2,000	1,000
Repayment of principal on loan payable to bank	(1,000)	(38)
Repayment of principal on related party term notes payable	(950)
Repayment of principal on term notes payable	(300)
Repayment of financing lease obligations	(101)	(81)
Payment of financing costs	(2,156)	(58)
Net cash provided by financing activities	29,044	12,087
Effect of exchange rate changes on cash	(6)	(26)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	1,577	(1,647)
CASH AND RESTRICTED CASH BALANCE:
At beginning of the year	590	2,237
At end of the year	2,167	590
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	404	35
Cash paid for income taxes	11	11
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock for deferred compensation settlement in connection with FLAG Merger	344
Issuance of common stock in lieu of cash for services		205
Issuance of warrants for deferred compensation settlement in connection with FLAG Merger	705
Issuance of common stock with term notes as interest paid in kind and other	272	150
Assumed liabilities from FLAG Merger	(6,813)
Assumed warrant liability from FLAG Merger	(3,389)
Issuance of common stock as a result of the FLAG Merger	56,090
Forward purchase agreement derivative asset	4,520
Financing fees in connection with FLAG Merger	(2,604)
Issuance of preferred stock upon conversion of related party convertible notes payable	0	600
Issuance of common stock upon conversion of convertible preferred stock	9,601
Issuance of SAFE in lieu of cash for advisory services	166
Issuance of common stock for Calidi debt settlement in connection with FLAG Merger	2,234
Issuance of SAFE in lieu of cash for settlement of advisory services accounts payable		195
Machinery and equipment acquired through financing leases	180	198
Deferred financing costs included in accounts payable and accrued liabilities		251
Issuance of restricted stock units for liability settlement	72
Nonrelated Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock	9,590
Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock	$ 14,907